Trade Receivables - Summary of Trade Receivables (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross		$ 1,654	$ 1,620	$ 973
Accounts receivable and related parties, non- current gross		5	1	31
Accounts Receivable and Related Parties [member]
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross	[1],[2]	1,728	1,672	1,020
Accounts receivable and related parties, non- current gross	[1],[2]	12	10	43
Provision for Doubtful Trade Receivable [member]
Disclosure of Trade receivables [line items]
Current provision for doubtful trade receivable		(74)	(52)	(47)
Non-current provision for doubtful trade receivable		$ (7)	$ (9)	$ (12)

[1]	See Note 25 for information about credits for contracts included in trade receivables.
[2]	See Note 36 for information about related parties.